Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events	Note 12 - Subsequent Events On February 7, 2020, options were exercised to obtain 100,000 shares of common stock. These options were exercised at $0.054.